UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-07896

GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The GAMCO Vertumnus Fund First Quarter Report — March 31, 2013
Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended March 31, 2013, the net asset value (“NAV”) per Class AAA Share of The GAMCO Vertumnus Fund increased 3.9% compared with increases of 3.7% and 7.2% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Free Index, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (2/3/94)
Class AAA (GAGCX)	3.88%	5.74%	0.38%	4.39%	4.33%
Bank of America Merrill Lynch Global 300 Convertible Index	3.74	8.17	4.83	7.15	N/A	(d)
MSCI World Free Index	7.17	9.36	(0.04)	6.72	4.42	(e)
Lipper Convertible Securities Fund Average	7.01	9.51	5.95	7.90	7.41
Class A (GAGAX)	4.12	5.70	0.47	4.43	4.35
With sales charge (b)	(1.86)	(0.38)	(0.71)	3.81	4.04
Class C (GACCX)	2.33	1.32	(1.11)	3.23	3.68
With contingent deferred sales charge (c)	1.33	0.32	(1.11)	3.23	3.68
Class I (GAGIX)	4.12	5.90	0.67	4.54	4.41

In the current prospectus dated April 30, 2013, the gross expense ratios for Class AAA, A, C, and I Shares are 2.77%, 2.77%, 3.52%, and 2.52%, respectively, and the net expense ratios after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Free Index is an unmanaged free float adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. The Lipper Convertible Securities Fund Average reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.
(e)	MSCI World Free Index since inception performance is as of January 31, 1994.

The GAMCO Vertumnus Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 33.6%
	Aviation — 1.0%
$ 50,000	Textron Inc., Ser. TXT, Cv., 4.500%, 05/01/13	$113,250

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb., Cv., Zero Coupon, 02/11/20†(a)	0

	Computer Hardware — 6.1%
700,000	SanDisk Corp., Cv., 1.000%, 05/15/13	690,475

	Computer Software and Services — 1.2%
100,000	Mentor Graphics Corp., Sub. Deb., Cv., 4.000%, 04/01/31	117,937
10,000	VeriSign Inc., Cv., 3.250%, 08/15/37	14,869

		132,806

	Consumer Products — 0.5%
400,000	Eastman Kodak Co., Cv., 7.000%, 04/01/17†(a)	56,000

	Diversified Industrial — 5.7%
200,000	GenCorp Inc., Sub. Deb. Cv., 4.063%, 12/31/39	312,500
300,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17(b)	330,000

		642,500

	Energy and Utilities — 6.7%
350,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	452,594
300,000	JA Solar Holdings Co. Ltd., Cv., 4.500%, 05/15/13	299,495

		752,089

	Entertainment — 0.7%
50,000	Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	77,531

	Financial Services — 3.3%
350,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	368,812

	Health Care — 3.9%
400,000	Chemed Corp., Cv., 1.875%, 05/15/14	441,250

	Metals and Mining — 4.5%
100,000	Alcoa Inc., Cv., 5.250%, 03/15/14	138,501
50,000	McMoRan Exploration Co., Cv., 4.000%, 12/30/17	57,687

Principal Amount		Market Value
$ 250,000	Newmont Mining Corp., Ser. B, Cv., 1.625%, 07/15/17	$307,344

		503,532

	TOTAL CONVERTIBLE CORPORATE BONDS	3,778,245

	CORPORATE BONDS — 0.3%
	Energy and Utilities — 0.2%
200,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15	21,000

	Retail — 0.1%
6,200,000	The Great Atlantic & Pacific Tea Co. Inc., 5.125%, 06/15/11†(a)	7,750

	TOTAL CORPORATE BONDS	28,750

Shares
	COMMON STOCKS — 38.0%
	Diversified Industrial — 3.2%
3,000	Gardner Denver Inc.	225,330
6,000	General Electric Co.	138,720

		364,050

	Energy and Energy Services — 1.1%
10,000	Weatherford International Ltd.†	121,400

	Entertainment — 0.0%
100	Fisher Communications Inc.	3,924

	Equipment and Supplies — 0.3%
500	Graco Inc.	29,015

	Financial Services — 17.5%
8,000	American International Group Inc.†	310,560
4	Berkshire Hathaway Inc., Cl. A†	625,120
9,000	Citigroup Inc.	398,160
4,000	Legg Mason Inc.	128,600
1,500	PNC Financial Services Group Inc.	99,750
3,000	The Bank of New York Mellon Corp.	83,970
7,000	Wells Fargo & Co.	258,930
1,500	WR Berkley Corp.	66,555

		1,971,645

	Food and Beverage — 9.8%
15,000	Grupo Modelo SAB de CV, Cl. C	135,956
8,000	H.J. Heinz Co.	578,160
1,000	Heineken NV	75,373
2,500	Kellogg Co.	161,075
1,000	Nestlé SA	72,316
2,000	The Coca-Cola Co.	80,880

		1,103,760

	Health Care — 4.8%
4,000	Bristol-Myers Squibb Co.	164,760

See accompanying notes to schedule of investments.

2

The GAMCO Vertumnus Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
1,000	Patterson Companies Inc.	$38,040
5,000	Pfizer Inc.	144,300
3,000	Roche Holding AG, ADR	175,800
500	Zoetis Inc.†	16,700

		539,600

	Specialty Chemicals — 0.9%
2,000	E. I. du Pont de Nemours and Co.	98,320

	Telecommunications — 0.4%
7,000	Telekom Austria AG	45,933

	TOTAL COMMON STOCKS	4,277,647

	CONVERTIBLE PREFERRED STOCKS — 1.0%
	Food and Beverage — 1.0%
1,000	Post Holdings Inc. 0.094%, 3.750% Cv. Pfd.(b)	109,000

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 27.1%
$3,054,000	U.S. Treasury Bills, 0.065% to 0.120%††, 05/09/13 to 08/15/13	3,053,439

	TOTAL INVESTMENTS — 100.0% (Cost $10,726,784)	$11,247,081

	Aggregate tax cost	$10,726,808

	Gross unrealized appreciation	$1,051,594
	Gross unrealized depreciation	(531,321)

	Net unrealized appreciation/depreciation	$520,273

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of fair valued securities amounted to $63,750 or 0.57% of total investments.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the market value of Rule 144A securities amounted to $439,000 or 3.90% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

3

The GAMCO Vertumnus Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

4

The GAMCO Vertumnus Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$3,778,245	$0	$3,778,245
Corporate Bonds (a)	—	28,750	—	28,750
Common Stocks (a)	$4,277,647	—	—	4,277,647
Convertible Preferred Stocks (a)	—	109,000	—	109,000
U.S. Government Obligations	—	3,053,439	—	3,053,439
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,277,647	$6,969,434	$0	$11,247,081

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

5

The GAMCO Vertumnus Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At March 31, 2013, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information

6

The GAMCO Vertumnus Fund

Notes to Schedule of Investments (Unaudited) (Continued)

about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2013, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2016	$1,178,191
Capital Loss Carryforward Available through 2017	379,911

Total Capital Loss Carryforwards	$1,558,102

Subsequent Event. On April 30, 2013, the Fund’s name changed to The Gabelli Global Rising Income and Dividend Fund. The Fund also changed its principal investment strategy to invest, under normal circumstances, at least 80% of its net assets in dividend paying securities or other income producing securities.

7

THE GAMCO VERTUMNUS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia University Graduate School of Business, and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO VERTUMNUS FUND

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA	Salvatore J. Zizza
Chairman and	Chairman,
Chief Executive Officer,	Zizza & Associates Corp.
GAMCO Investors, Inc.

E. Val Cerutti	OFFICERS
Chief Executive Officer,	Bruce N. Alpert
Cerutti Consultants, Inc.	President, Secretary, and
Acting Chief Compliance
Anthony J. Colavita	Officer
President,
Anthony J. Colavita, P.C.	Agnes Mullady
Treasurer
Arthur V. Ferrara
Former Chairman and	DISTRIBUTOR
Chief Executive Officer,	G.distributors, LLC
Guardian Life Insurance
Company of America
CUSTODIAN, TRANSFER
John D. Gabelli	AGENT, AND DIVIDEND
Senior Vice President,	DISBURSING AGENT
G.research, Inc.	State Street Bank and Trust
Company
Werner J. Roeder, MD
Medical Director,	LEGAL COUNSEL
Lawrence Hospital
Skadden, Arps, Slate,
Anthonie C. van Ekris	Meagher & Flom LLP
Chairman,
BALMAC International, Inc.

This report is submitted for the general information of the shareholders of The GAMCO Vertumnus Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q113QR

The GAMCO Global Growth Fund

First Quarter Report — March 31, 2013

Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2013, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund increased 8.4% compared with an increase of 6.0% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a) (Unaudited)					Since Inception (2/7/94)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GICPX)	8.36%	13.21%	4.12%	10.45%	8.74%
MSCI AC World Free Index	5.98	8.05	(0.22)	7.17	4.29	(d)
Lipper Global Large-Cap Growth Fund Average	6.72	9.78	2.45	8.92	N/A
Class A (GGGAX)	8.36	13.23	4.12	10.44	8.75
With sales charge (b)	2.13	6.72	2.89	9.79	8.42
Class C (GGGCX)	8.16	12.40	3.34	9.62	8.19
With contingent deferred sales charge (c)	7.16	11.40	3.34	9.62	8.19
Class I (GAGIX)	8.42	13.49	4.40	10.61	8.83

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.90%, 1.90%, 2.65%, and 1.65%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for period of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Free Index is an unmanaged free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Average reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Free Index since inception performance is as of January 31, 1994.

The GAMCO Global Growth Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.6%
	FINANCIALS — 18.5%
14,000	American International Group Inc.†	$543,480
64,500	Bank of America Corp.	785,610
25,000	Cheung Kong (Holdings) Ltd.	370,357
1,533	China Life Insurance Co. Ltd., ADR	60,431
11,000	Citigroup Inc.	486,640
39,700	JPMorgan Chase & Co.	1,884,162
8,000	Julius Baer Group Ltd.	311,780
61,200	Morgan Stanley	1,345,176
9,600	Royal Bank of Canada	578,880
17,300	Schroders plc	555,720
2,220	Shopping Centres Australasia Property Group†	3,825
142,000	Skandinaviska Enskilda Banken AB, Cl. A	1,428,063
67,300	Standard Chartered plc	1,747,528
50,000	Swire Pacific Ltd., Cl. A	638,735
10,700	The Goldman Sachs Group Inc.	1,574,505
8,200	The Toronto-Dominion Bank	682,814

	TOTAL FINANCIALS	12,997,706

	CONSUMER STAPLES — 16.9%
6,000	Beam Inc.	381,240
3,700	Colgate-Palmolive Co.	436,711
5,300	Costco Wholesale Corp.	562,383
8,371	Danone SA	582,864
50,000	Davide Campari - Milano SpA	389,383
55,500	Diageo plc	1,748,844
5,200	Heineken NV	392,218
3,400	L’Oreal SA	539,423
5,300	Mead Johnson Nutrition Co.	410,485
4,100	Molson Coors Brewing Co., Cl. B	200,613
28,400	Nestlé SA	2,055,439
4,100	PepsiCo Inc.	324,351
7,456	Pernod-Ricard SA	929,302
5,900	Philip Morris International Inc.	546,989
4,000	Reckitt Benckiser Group plc	287,192
12,300	The Coca-Cola Co.	497,412
5,000	The Estee Lauder Companies Inc., Cl. A	320,150
7,000	Unilever NV - NY Shares	287,000
5,000	Wal-Mart Stores Inc.	374,150
2,800	Whole Foods Market Inc.	242,900
11,100	Woolworths Ltd.	391,869

	TOTAL CONSUMER STAPLES	11,900,918

	CONSUMER DISCRETIONARY — 15.5%
900	Amazon.com Inc.†	239,841
700	AutoZone Inc.†	277,739
6,500	Burberry Group plc, ADR	262,145
8,000	CBS Corp., Cl. B, Non-Voting	373,520
5,900	Christian Dior SA	979,336
4,000	Coach Inc.	199,960
12,000	Comcast Corp., Cl. A, Special	475,440
13,314	Compagnie Financiere Richemont SA, Cl. A	1,048,234

Shares		Market Value
7,800	DIRECTV†	$441,558
6,000	Discovery Communications Inc., Cl. A†	472,440
9,800	Hennes & Mauritz AB, Cl. B	350,978
9,900	Luxottica Group SpA	497,077
8,000	Macy’s Inc.	334,720
3,000	Michael Kors Holdings Ltd.†	170,370
19,800	News Corp., Cl. A	604,296
6,000	NIKE Inc., Cl. B	354,060
500	priceline.com Inc.†	343,965
2,000	Ralph Lauren Corp.	338,620
13,300	Starbucks Corp.	757,568
5,000	The Home Depot Inc.	348,900
10,800	The Swatch Group AG	1,098,148
6,200	Tiffany & Co.	431,148
7,800	Viacom Inc., Cl. B	480,246

	TOTAL CONSUMER DISCRETIONARY	10,880,309

	INFORMATION TECHNOLOGY — 13.5%
4,000	Apple Inc.	1,770,520
4,000	Check Point Software Technologies Ltd.†	187,960
10,500	eBay Inc.†	569,310
21,000	EMC Corp.†	501,690
9,400	Facebook Inc., Cl. A†	240,452
1,500	Google Inc., Cl. A†	1,191,045
3,200	International Business Machines Corp.	682,560
3,700	Keyence Corp.	1,136,784
1,500	MasterCard Inc., Cl. A	811,695
19,500	Microsoft Corp.	557,895
16,500	QUALCOMM Inc.	1,104,675
4,500	Visa Inc., Cl. A	764,280

	TOTAL INFORMATION TECHNOLOGY	9,518,866

	INDUSTRIALS — 11.6%
3,000	Caterpillar Inc.	260,910
2,600	Cummins Inc.	301,106
5,600	Eaton Corp. plc	343,000
5,000	Emerson Electric Co.	279,350
3,700	FANUC Corp.	569,691
2,500	Flowserve Corp.	419,275
29,000	General Electric Co.	670,480
7,000	Honeywell International Inc.	527,450
11,500	Jardine Matheson Holdings Ltd.	749,866
8,500	Nielsen Holdings NV	304,470
6,000	PACCAR Inc.	303,360
5,100	Precision Castparts Corp.	967,062
6,600	Schneider Electric SA	482,646
5,000	Secom Co. Ltd.	258,053
3,300	Siemens AG	355,737
6,300	Union Pacific Corp.	897,183
5,000	United Technologies Corp.	467,150

	TOTAL INDUSTRIALS	8,156,789

See accompanying notes to schedule of investments.

2

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 11.3%
10,000	Abbott Laboratories	$353,200
4,700	Allergan Inc.	524,661
3,000	Amgen Inc.	307,530
6,700	Becton, Dickinson and Co.	640,587
1,000	Biogen Idec Inc.†	192,910
2,600	Celgene Corp.†	301,366
1,600	DaVita HealthCare Partners Inc.†	189,744
5,000	Express Scripts Holding Co.†	288,250
11,000	Gilead Sciences Inc.†	538,230
6,600	Hisamitsu Pharmaceutical Co. Inc.	357,535
11,000	Johnson & Johnson	896,830
11,500	Novartis AG, ADR	819,260
2,100	Novo Nordisk A/S, Cl. B	338,482
12,000	Roche Holding AG, ADR	703,200
2,600	Roche Holding AG, Genusschein	606,120
7,000	Sanofi, ADR	357,560
4,400	Takeda Pharmaceutical Co. Ltd.	241,044
4,000	Varian Medical Systems Inc.†	288,000

	TOTAL HEALTH CARE	7,944,509

	ENERGY — 10.2%
15,200	BP plc, ADR	643,720
6,000	Cabot Oil & Gas Corp.	405,660
10,500	ConocoPhillips	631,050
5,300	Continental Resources Inc.†	460,729
13,400	EOG Resources Inc.	1,716,138
4,000	Occidental Petroleum Corp.	313,480
8,700	Pioneer Natural Resources Co.	1,080,975
5,700	Royal Dutch Shell plc, Cl. A, ADR	371,412
16,400	Schlumberger Ltd.	1,228,196
13,500	Statoil ASA, ADR	332,370

	TOTAL ENERGY	7,183,730

	MATERIALS — 1.6%
7,000	E. I. du Pont de Nemours and Co.	344,120
4,500	Monsanto Co.	475,335
1,800	The Sherwin-Williams Co.	304,002

	TOTAL MATERIALS	1,123,457

Shares		Market Value
	TELECOMMUNICATION SERVICES — 0.5%
7,800	Verizon Communications Inc.	$383,370

	TOTAL COMMON STOCKS	70,089,654

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.4%
$ 250,000	U.S. Treasury Bills, 0.050% to 0.105%††, 06/06/13 to 09/12/13	249,929

	TOTAL INVESTMENTS — 100.0% (Cost $52,923,045)	$70,339,583

	Aggregate tax cost	$52,931,900

	Gross unrealized appreciation	$17,640,779
	Gross unrealized depreciation	(233,096)

	Net unrealized appreciation/depreciation	$17,407,683

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR American	Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	63.1%	$44,358,882
Europe	29.9	21,032,142
Japan	3.6	2,563,107
Asia/Pacific	3.4	2,385,452

	100.0%	$70,339,583

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Financials	$7,945,523	$5,052,183	$12,997,706
Consumer Staples	4,584,384	7,316,534	11,900,918
Consumer Discretionary	6,906,536	3,973,773	10,880,309
Information Technology	8,382,082	1,136,784	9,518,866
Industrials	5,740,796	2,415,993	8,156,789
Health Care	6,401,328	1,543,181	7,944,509
Other Industries(a)	8,690,557	—	8,690,557
Total Common Stocks	48,651,206	21,438,448	70,089,654
U.S. Government Obligations	—	249,929	249,929
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$48,651,206	$21,688,377	$70,339,583

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2013 or December 31, 2012.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

5

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

6

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

7

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and a portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law, and is a member of the English Bar.

Howard F. Ward, CFA joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)

f 914-921-5118

e info@gabelli.com

GABELLI.com

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA	Salvatore J. Zizza
Chairman and	Chairman,
Chief Executive Officer,	Zizza & Associates Corp.
GAMCO Investors, Inc.

OFFICERS

E. Val Cerutti	Bruce N. Alpert
Chief Executive Officer,	President, Secretary, and Acting
Cerutti Consultants, Inc.	Chief Compliance Officer

Anthony J. Colavita	Agnes Mullady
President,	Treasurer
Anthony J. Colavita, P.C.
DISTRIBUTOR

Arthur V. Ferrara	G.distributors, LLC
Former Chairman and
Chief Executive Officer,	CUSTODIAN, TRANSFER
Guardian Life Insurance	AGENT, AND DIVIDEND
Company of America	AGENT

State Street Bank and Trust
John D. Gabelli	Company
Senior Vice President,
G.research, Inc.	LEGAL COUNSEL

Werner J. Roeder, MD	Skadden, Arps, Slate,
Medical Director,	Meagher & Flom LLP
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q113QR

The GAMCO Global Opportunity Fund First Quarter Report — March 31, 2013

To Our Shareholders,

For the quarter ended March 31, 2013, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund increased 3.5% compared with an increase of 6.0% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Free Index. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a) (Unaudited)					Since Inception (5/11/98)

	Quarter	1 Year	5 Year	10 Year
Class AAA (GABOX)	3.52%	9.63%	2.69%	10.33%	6.68%
MSCI AC World Free Index	5.98	8.05	(0.22)	7.17	2.35	(d)
Lipper Global Large-Cap Growth Fund Average	6.72	9.78	2.45	8.92	4.18	(e)
Lipper Global Multi-Cap Growth Fund Average	6.29	8.17	2.94	10.58	5.11	(f)
Class A (GOCAX)	3.53	9.67	2.69	10.34	6.68
With sales charge (b)	(2.42)	3.36	1.48	9.69	6.26
Class C (GGLCX)	3.33	8.83	1.93	9.67	6.31
With contingent deferred sales charge (c)	2.33	7.83	1.93	9.67	6.31
Class I (GLOIX)	3.56	9.96	2.97	10.49	6.78

In the current prospectus dated April 30, 2013, the gross expense ratios for Class AAA, A, C, and I Shares are 2.91%, 2.91%, 3.66%, and 2.66%, respectively, and the net expense ratios in the current prospectus for these share classes are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. The MSCI AC World Free Index is an unmanaged free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Average and the Lipper Global Multi-Cap Growth Fund Average reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Free Index since inception performance is as of May 29, 1998.
(e)	Lipper Global Large-Cap Growth Fund Average since inception performance is as of June 30, 1998.
(f)	Lipper Global Multi-Cap Growth Fund Average since inception performance is as of September 30, 1998.

The GAMCO Global Opportunity Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	CONSUMER STAPLES — 22.1%
2,000	Beam Inc.	$127,080
6,500	British American Tobacco plc	348,548
1,300	Danone SA	90,518
4,500	DE Master Blenders 1753 NV†	69,509
7,000	Diageo plc	220,575
2,280	Dr Pepper Snapple Group Inc.	107,046
3,000	General Mills Inc.	147,930
3,000	Heineken Holding NV	192,494
900	Hillshire Brands Co.	31,635
3,000	Mead Johnson Nutrition Co.	232,350
2,260	Pernod-Ricard SA	281,682
2,150	Philip Morris International Inc.	199,327
2,000	The Procter & Gamble Co.	154,120
2,750	Wesfarmers Ltd.	115,474

	TOTAL CONSUMER STAPLES	2,318,288

	INDUSTRIALS — 18.7%
3,000	CNH Global NV	123,960
500	Engility Holdings Inc.†	11,990
1,000	FANUC Corp.	153,971
2,000	Fortune Brands Home & Security Inc.†	74,860
4,300	Jardine Matheson Holdings Ltd.	280,385
3,600	Komatsu Ltd.	86,102
3,000	L-3 Communications Holdings Inc.	242,760
2,500	Lockheed Martin Corp.	241,300
4,000	Mitsui & Co. Ltd.	56,392
2,600	Precision Castparts Corp.	493,012
1,000	SMC Corp.	194,188

	TOTAL INDUSTRIALS	1,958,920

	CONSUMER DISCRETIONARY — 14.1%
1,500	AMC Networks Inc., Cl. A†	94,770
2,200	Christian Dior SA	365,176
7,500	Compagnie Financiere Richemont SA, Cl. A	590,488
3,000	DIRECTV†	169,830
30,000	Genting Berhad	97,385
6,000	Liberty Interactive Corp., Cl. A†	128,280
404	Liberty Ventures, Cl. A†	30,534

	TOTAL CONSUMER DISCRETIONARY	1,476,463

	MATERIALS — 11.1%
2,200	Agnico-Eagle Mines Ltd.	90,288
22,000	Antofagasta plc	330,244
3,600	BHP Billiton plc	104,839
2,500	Monsanto Co.	264,075
2,000	Newcrest Mining Ltd.(a)	42,000
1,830	Rio Tinto plc	86,194
400	Syngenta AG	167,383
5,000	Xstrata plc	81,399

	TOTAL MATERIALS	1,166,422

Shares		Market Value
	INFORMATION TECHNOLOGY — 10.1%
2,000	Canon Inc.	$73,500
725	Google Inc., Cl. A†	575,672
500	Keyence Corp.	153,619
9,000	Microsoft Corp.	257,490

	TOTAL INFORMATION TECHNOLOGY	1,060,281

	HEALTH CARE — 8.1%
2,000	Cochlear Ltd.	142,079
4,400	Novartis AG	313,597
1,700	Roche Holding AG, Genusschein	396,309

	TOTAL HEALTH CARE	851,985

	FINANCIALS — 7.4%
5,000	Cheung Kong (Holdings) Ltd.	74,071
16,000	Hongkong Land Holdings Ltd.	118,877
10,000	Kinnevik Investment AB, Cl. B	242,757
5,500	Schroders plc	176,674
47,000	Swire Properties Ltd.	167,157

	TOTAL FINANCIALS	779,536

	ENERGY — 6.7%
1,200	EOG Resources Inc.	153,684
2,000	Imperial Oil Ltd.	81,744
1,200	Occidental Petroleum Corp.	94,044
5,000	Schlumberger Ltd.	374,450

	TOTAL ENERGY	703,922

	TELECOMMUNICATION SERVICES — 1.7%
4,800	Telephone & Data Systems Inc.	101,136
2,000	United States Cellular Corp.†	72,000

	TOTAL TELECOMMUNICATION SERVICES	173,136

	TOTAL COMMON STOCKS	10,488,953

	TOTAL INVESTMENTS — 100.0% (Cost $5,937,152)	$10,488,953

	Aggregate tax cost	$5,937,179

	Gross unrealized appreciation	$4,751,455
	Gross unrealized depreciation	(199,681)

	Net unrealized appreciation/depreciation	$4,551,774

(a)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of the fair valued security amounted to $42,000 or 0.40% of total investments.

†	Non-income producing security.

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	43.4%	$4,551,407
Europe	39.9	4,182,345
Asia/Pacific	9.9	1,037,429
Japan	6.8	717,772

	100.0%	$10,488,953

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Staples	$1,068,997	$1,249,291	$2,318,288
Industrials	1,187,882	771,038	1,958,920
Consumer Discretionary	423,414	1,053,049	1,476,463
Materials	354,363	812,059	1,166,422
Information Technology	833,162	227,119	1,060,281
Energy	703,922	—	703,922
Health Care	—	851,985	851,985
Financials	—	779,536	779,536
Telecommunication Services	173,136	—	173,136
Total Common Stocks	4,744,876	5,744,077	10,488,953
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,744,876	$5,744,077	$10,488,953

The Fund had no material transfers between Level 1 and Level 2 during the period ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2013 or December 31, 2012.

Additional Information to Evaluate Qualitative Information.

    General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

5

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

    Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The

6

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital Loss Carryforward Available through 2016	$1,170,048
Capital Loss Carryforward Available through 2017	98,006

Total Capital Loss Carryforwards	$1,268,054

7

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and a portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law, and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA	Salvatore J. Zizza
Chairman and	Chairman,
Chief Executive Officer,	Zizza & Associates Corp.
GAMCO Investors, Inc.
OFFICERS
E. Val Cerutti
Chief Executive Officer,	Bruce N. Alpert
Cerutti Consultants, Inc.	President, Secretary, and
Acting Chief Compliance
Anthony J. Colavita	Officer
President,
Anthony J. Colavita, P.C.	Agnes Mullady
Treasurer
Arthur V. Ferrara
Former Chairman and	DISTRIBUTOR
Chief Executive Officer,
Guardian Life Insurance	G.distributors, LLC
Company of America
CUSTODIAN, TRANSFER
John D. Gabelli	AGENT, AND DIVIDEND
Senior Vice President,	DISBURSING AGENT
G.research, Inc.
State Street Bank and Trust
Werner J. Roeder, MD	Company
Medical Director,
Lawrence Hospital	LEGAL COUNSEL

Anthonie C. van Ekris	Skadden, Arps, Slate,
Chairman,	Meagher & Flom LLP
BALMAC International, Inc.

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q113QR

The GAMCO Global Telecommunications Fund

First Quarter Report — March 31, 2013

Portfolio Management Team

Morningstar® rated The GAMCO Global Telecommunications Fund Class AAA Shares 4 stars overall, 3 stars for the three and five year periods, and 4 stars for the ten year period ended March 31, 2013 among 44, 44, 37, and 27

Communications funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the quarter ended March 31, 2013, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund increased 3.8% compared with an increase of 4.5% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of March 31, 2013.

Comparative Results

Average Annual Returns through March 31, 2013 (a) (Unaudited)					Since Inception (11/1/93)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GABTX)	3.76%	7.59%	0.65%	9.50%	7.60%
MSCI AC World Telecommunication Services Index	4.46	10.58	1.89	9.90	N/A
MSCI AC World Free Index	5.98	8.05	(0.22)	7.17	4.54(d)
Class A (GTCAX)	3.76	7.61	0.66	9.52	7.61
With sales charge (b)	(2.20)	1.42	(0.53)	8.87	7.28
Class C (GTCCX)	3.56	6.78	(0.09)	8.69	7.07
With contingent deferred sales charge (c)	2.56	5.78	(0.09)	8.69	7.07
Class I (GGTIX)	3.82	7.88	0.92	9.65	7.68

In the current prospectus dated April 30, 2013, the expense ratios for Class AAA, A, C, and I Shares are 1.70%, 1.70%, 2.45%, and 1.45%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities around the world. The MSCI AC World Free Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Free Index since inception performance is as of October 29, 1993.

The GAMCO Global Telecommunications Fund

Schedule of Investments — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.6%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 45.2%
	Africa/Middle East — 0.4%
37,000	Maroc Telecom SA	$455,315
200,000	Pakistan Telecommunication Co. Ltd.†(a)	40,447

		495,762

	Asia/Pacific — 5.2%
225,000	Asia Satellite Telecommunications Holdings Ltd.	824,632
3,280	Chorus Ltd., ADR	38,409
170,000	First Pacific Co. Ltd.	230,388
4,100	First Pacific Co. Ltd., ADR	27,880
90,000	PCCW Ltd.	41,739
24,000	Philippine Long Distance Telephone Co., ADR	1,702,560
16,360	PT Telekomunikasi Indonesia, ADR	737,509
655,000	Singapore Telecommunications Ltd.	1,895,796
280,000	Telekom Malaysia Berhad	487,389
1,414,985	True Corp. Public Co. Ltd.†(b)	391,374
8,075	TT&T Public Co. Ltd., GDR†(a)(b)(c)	242

		6,377,918

	Europe — 16.4%
11,250	Belgacom SA	279,693
200,000	Colt Group SA†	382,903
264,000	Deutsche Telekom AG, ADR	2,793,120
15,000	France Telecom SA, ADR	152,400
4,507	Hellenic Telecommunications Organization SA†	27,269
14,900	Hellenic Telecommunications Organization SA, ADR†	45,743
2,100	Iliad SA	446,720
35,000	Koninklijke KPN NV, ADR	118,650
3,000	Mobistar SA	67,374
25,000	Portugal Telecom SGPS SA	123,827
30,000	Portugal Telecom SGPS SA, ADR	148,800
5,000	Rostelecom OJSC, ADR	119,250
77,600	Sistema JSFC, GDR(d)	1,424,736
100,000	Sonaecom SGPS SA	215,736
34,000	Swisscom AG, ADR	1,574,880
12,000	Tele2 AB, Cl. B	208,822
750,000	Telecom Italia SpA	529,726
14,000	Telecom Italia SpA, ADR	99,820
283,131	Telefonica SA, ADR	3,825,100
93,000	Telekom Austria AG	610,248
58,000	Telenor ASA	1,268,091
440,000	TeliaSonera AB	3,141,724
228,000	VimpelCom Ltd., ADR	2,710,920

		20,315,552

	Japan — 0.6%
12,000	Nippon Telegraph & Telephone Corp.	522,654
9,000	Nippon Telegraph & Telephone Corp., ADR	195,660

		718,314

Shares		Market Value
	Latin America — 2.4%
37,415,054	Cable & Wireless Jamaica Ltd.†(e)	$72,558
45,001	Oi SA	154,772
38,000	Oi SA, ADR	115,520
9,000	Oi SA, Cl. C, ADR	30,240
121,000	Telecom Argentina SA, ADR	1,755,710
16,705	Telefonica Brasil SA	392,670
10,221	Telefonica Brasil SA, ADR	272,696
2,566	Telefonica Brasil SA, Preference	68,520
6,528	Telefonica SA	87,780

		2,950,466

	North America — 20.2%
90,000	AT&T Inc.	3,302,100
28,000	Atlantic Tele-Network Inc.	1,358,280
25,000	CenturyLink Inc.	878,250
740,000	Cincinnati Bell Inc.†	2,412,400
10,000	e.spire Communications Inc.†(b)	0
40,000	EarthLink Inc.	216,800
3,600	Equinix Inc.†	778,716
45,000	Frontier Communications Corp.	179,100
54,000	General Communication Inc., Cl. A†	495,180
48,000	Internap Network Services Corp.†	448,800
16,000	Level 3 Communications Inc.†	324,640
22,422	McLeodUSA Inc., Cl. A†(b)	110
130,000	McLeodUSA Inc., Escrow(b)	0
27,100	New ULM Telecom Inc.	162,736
20,000	NorthPoint Communications Group Inc.†(b)	6
40,000	Shenandoah Telecommunications Co.	609,200
145,514	Telephone & Data Systems Inc.	3,065,972
37,000	TELUS Corp.	2,555,417
96,000	tw telecom inc.†	2,418,240
112,000	Verizon Communications Inc.	5,504,800
31,000	Windstream Corp.	246,450

		24,957,197

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	55,815,209

	WIRELESS TELECOMMUNICATIONS SERVICES — 28.9%
	Africa/Middle East — 0.9%
40,000	Econet Wireless Zimbabwe Ltd.†	28,000
20,000	MTN Group Ltd.	351,223
186,000	Orascom Telecom Holding SAE, GDR†(d)	591,480
210,000	Orascom Telecom Media and Technology Holding SAE, GDR(a)	100,800

		1,071,503

	Asia/Pacific — 3.1%
200,000	Axiata Group Berhad	427,579
41,000	China Mobile Ltd., ADR	2,178,330
47,500	China Unicom Hong Kong Ltd., ADR	640,300
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	329

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	Asia/Pacific (Continued)
4,800	PT Indosat Tbk, ADR	$160,272
24,000	SK Telecom Co. Ltd., ADR	428,880
40,000	Time dotCom Berhad	50,767

		3,886,457

	Europe — 7.1%
27,000	Bouygues SA	732,349
850,000	Cable & Wireless Communications plc	541,671
27,900	Millicom International Cellular SA, SDR	2,228,472
11,000	Mobile TeleSystems OJSC, ADR	228,140
94,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,564,160
79,000	Vivendi SA	1,631,909
63,000	Vodafone Group plc, ADR	1,789,830

		8,716,531

	Japan — 3.2%
69,000	KDDI Corp.	2,876,985
690	NTT DoCoMo Inc.	1,023,254

		3,900,239

	Latin America — 4.3%
182,000	America Movil SAB de CV, Cl. L, ADR	3,814,720
17,500	Grupo Iusacell SA de CV†(b)	0
71,000	NII Holdings Inc.†	307,430
150,000	Tim Participacoes SA	657,677
25,656	Tim Participacoes SA, ADR	561,353

		5,341,180

	North America — 10.3%
83,000	MetroPCS Communications Inc.†	904,700
2,300	Nextwave Wireless Inc., Escrow†(b)	1,012
79,000	Rogers Communications Inc., Cl. B	4,033,740
570,000	Sprint Nextel Corp.†	3,539,700
119,200	United States Cellular Corp.†	4,291,200

		12,770,352

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	35,686,262

	OTHER — 24.5%
	Africa/Middle East — 0.0%
1,009	Kingdom Financial Holdings Ltd., Cl. L†(b)	0
504	Meikles Ltd.†	106

		106

	Asia/Pacific — 0.5%
68,000	C.P. Pokphand Co. Ltd., ADR	182,920
26,000	Himachal Futuristic Communications, GDR†(a)(b)	14,411
40,000	Hutchison Whampoa Ltd.	416,873

Shares		Market Value
250,000	Time Engineering Berhad	$22,202

		636,406

	Europe — 3.2%
12,000	British Sky Broadcasting Group plc	161,002
1,000	British Sky Broadcasting Group plc, ADR	53,840
23,000	CDON Group AB†	130,591
56,000	G4S plc	247,951
56,000	GN Store Nord A/S	996,493
20,000	InterXion Holding NV†	484,400
4,300	Kinnevik Investment AB, Cl. A	105,445
58,500	Kinnevik Investment AB, Cl. B	1,417,491
18,035	PostNL NV, ADR†	35,529
1,224	Shellproof plc†	809
21,000	Telegraaf Media Groep NV	244,962
12,000	Waterloo Investment Holdings Ltd.†(b)	729
3,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	12,667

		3,891,909

	Japan — 0.4%
72,000	Furukawa Electric Co. Ltd.	158,326
18,000	Tokyo Broadcasting System Holdings Inc.	277,261

		435,587

	Latin America — 0.3%
15,000	Grupo Televisa SAB, ADR	399,150
900	Shellshock Ltd.†	506

		399,656

	North America — 20.1%
80,000	Adelphia Communications Corp., Cl. A†(b)	0
80,000	Adelphia Communications Corp., Escrow†(b)	0
80,000	Adelphia Recovery Trust†	640
24,000	AMC Networks Inc., Cl. A†	1,516,320
1,200	Ascent Capital Group Inc., Cl. A†	89,328
112,000	Cablevision Systems Corp., Cl. A	1,675,520
23,566	CanWest Global Communications Corp., Cl. A, New York†(b)	1,044
11,434	CanWest Global Communications Corp., Cl. A, Toronto†(b)	498
7,400	Cogeco Inc.	308,500
15,000	Comcast Corp., Cl. A, Special	594,300
4,000	Convergys Corp.	68,120
99,000	DIRECTV†	5,604,390
104,000	DISH Network Corp., Cl. A	3,941,600
14,000	EchoStar Corp., Cl. A†	545,580
6,000	Fisher Communications Inc.	235,440
350	Google Inc., Cl. A†	277,910
19,000	Liberty Global Inc., Cl. A†	1,394,600
36,000	Liberty Global Inc., Cl. C†	2,470,680
14,000	Liberty Interactive Corp., Cl. A†	299,320
18,000	Liberty Media Corp., Cl. A†	2,009,340

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — March 31, 2013 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	OTHER (Continued)
	North America (Continued)
2,000	News Corp., Cl. B	$61,520
6,000	SCANA Corp.	306,960
4,500	SJW Corp.	119,250
18,000	Starz - Liberty Capital†	398,700
18,000	The Madison Square Garden Co., Cl. A†	1,036,800
2,000	Time Warner Cable Inc.	192,120
10,000	Time Warner Inc.	576,200
49,000	Yahoo! Inc.†	1,152,970

		24,877,650

	TOTAL OTHER	30,241,314

	TOTAL COMMON STOCKS	121,742,785

	WARRANTS — 0.7%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.7%
	Asia/Pacific — 0.7%
160,000	Bharti Airtel Ltd., expire 09/19/13†(a)	859,985

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.7%
$920,000	U.S. Treasury Bills, 0.080%††, 08/01/13	919,758

	TOTAL INVESTMENTS — 100.0% (Cost $95,301,642)	$123,522,528

	Aggregate tax cost	$97,463,443

	Gross unrealized appreciation	$44,901,911
	Gross unrealized depreciation	(18,842,826)

	Net unrealized appreciation/depreciation	$26,059,085

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, the market value of Rule 144A securities amounted to $1,015,885 or 0.82% of total investments.

(b)

Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At March 31, 2013, the market value of fair valued securities amounted to $409,426 or 0.33% of total investments.

(c)	Illiquid security.
(d)

Security purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2013, the market value of Regulation S securities amounted to $2,016,216 or 1.63% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/13 Carrying Value Per Unit
186,000	Orascom Telecom Holding SAE, GDR	02/18/10	$1,055,048	$3.1800
77,600	Sistema JSFC, GDR	02/09/05	1,531,891	18.3600

(e)

At March 31, 2013, the Fund held an investment in a restricted security amounting to $72,558 or 0.06% of total investments, which was valued under methods approved by the Board of Directors as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/13 Carrying Value Per Unit
37,415,054	Cable & Wireless Jamaica Ltd.	03/10/94	$499,070	$0.0019

†            Non-income producing security.

††          Represents annualized yield at date of purchase.

ADR       American Depositary Receipt

GDR      Global Depositary Receipt

JSFC     Joint Stock Financial Corporation

OJSC    Open Joint Stock Company

SDR       Swedish Depositary Receipt

Geographic Diversification	%of Market Value	Market Value
North America	51.4%	$63,524,957
Europe	26.7	32,923,992
Asia/Pacific	9.5	11,760,766
Latin America	7.0	8,691,302
Japan	4.1	5,054,140
Africa/Middle East	1.3	1,567,371

	100.0%	$123,522,528

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/13
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$ 6,377,676	—	$ 242	$ 6,377,918
North America	24,957,081	—	116	24,957,197
Other Regions (a)	24,480,094	—	—	24,480,094
WIRELESS TELECOMMUNICATIONS SERVICES
Latin America	5,341,180	—	0	5,341,180
North America	12,769,340	—	1,012	12,770,352
Other Regions (a)	17,574,730	—	—	17,574,730
OTHER
Africa/Middle East	106	—	0	106
Asia/Pacific	621,995	—	14,411	636,406
Europe	3,891,180	—	729	3,891,909
North America	24,876,108	$ 1,542	0	24,877,650
Other Regions (a)	835,243	—	—	835,243
Total Common Stocks	121,724,733	1,542	16,510	121,742,785
Warrants (a)	—	859,985	—	859,985
U.S. Government Obligations	—	919,758	—	919,758
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$121,724,733	$1,781,285	$16,510	$123,522,528

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended March 31, 2013. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at March 31, 2013, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of March 31, 2013, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2012, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law. The Fund has a short term capital loss carryforward available through 2017 of $3,519,547.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1976 and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia University Graduate School of Business, and an Honorary Doctorate Degree from Roger Williams University in Rhode Island.

Evan D. Miller, CFA, joined G.research, Inc. in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds a M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, Inc. in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. © 2013 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.
THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center Rye, New York 10580-1422

t 800-GABELLI (800-422-3554) f 914-921-5118 e info@gabelli.com GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc.	Salvatore J. Zizza Chairman, Zizza & Associates Corp.

OFFICERS

E. Val Cerutti Chief Executive Officer, Cerutti Consultants, Inc.	Bruce N. Alpert President, Secretary, and Acting Chief Compliance Officer

Anthony J. Colavita President, Anthony J. Colavita, P.C.	Agnes Mullady Treasurer

Arthur V. Ferrara Former Chairman and Chief Executive Officer, Guardian Life Insurance Company of America	DISTRIBUTOR G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT
John D. Gabelli Senior Vice President, G.research, Inc.
State Street Bank and Trust Company

Werner J. Roeder, MD Medical Director, Lawrence Hospital	LEGAL COUNSEL
Skadden, Arps, Slate,
Meagher & Flom LLP

Anthonie C. van Ekris Chairman, BALMAC International, Inc.

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Morningstar® rated The GAMCO Global Telecommunications Fund Class AAA Shares 4 stars overall, 3 stars for the three and five year periods, and 4 stars for the ten year period ended March 31, 2013 among 44, 44, 37, and 27 Communications funds, respectively.

GAB401Q113QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Global Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/24/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 5/24/2013

By (Signature and Title)* /s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 5/24/2013

* Print the name and title of each signing officer under his or her signature.